Income Taxes - Income Taxes Attributable to Earnings Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Current provision (benefit):
United States					$ 20,400	$ 3,200	$ 0	$ 5,700	$ 0
State and local					5,600	(500)	526	3,200	802
International					12,600	10,000	9,634	7,200	(778)
Total current provision (benefit)							10,160		24
Deferred provision (benefit):
United States					(3,400)	400	0	900	0
State and local					300	(100)	0	300	0
International					(1,300)	1,300	2,578	0	1,445
Deferred income tax expense (benefit)							2,578		1,445
Total provision (benefit) for income taxes	$ 3,200	$ 6,300	$ 13,300	$ 16,700	$ 34,200	$ 14,300	$ 12,738	$ 17,300	$ 1,469